SHARE CAPITAL - Narrative (Details) - $ / shares								3 Months Ended	12 Months Ended
	Feb. 23, 2023	Nov. 15, 2022	Oct. 03, 2022	Aug. 14, 2022	Mar. 08, 2022	Jun. 01, 2021	Mar. 01, 2021	Mar. 31, 2023	Dec. 31, 2022	Aug. 15, 2022	Dec. 31, 2021	Jan. 25, 2021
Disclosure of classes of share capital [line items]
Maximum number of preference shares issuable as a percentage of ordinary shares issued and outstanding									254,850,850
Number of shares authorized to be repurchased					27,500,000
Number of shares issued (in shares)									550,000,000		550,000,000
Par value per share										$ 0.0075
Forecast
Disclosure of classes of share capital [line items]
Percentage of annual dividend rate								$ 0.6525
Maximum
Disclosure of classes of share capital [line items]
Percentage of annual dividend rate				$ 0.21
Minimum
Disclosure of classes of share capital [line items]
Percentage of annual dividend rate				$ 0.2175
Series 2021 Class A Preferred Shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)												600,000
Series 11 preferred share | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Stock redeemed during period, shares							6,800,000
Preferred stock, redemption price per share (in CAD per share)							$ 25.00
Series 13 preferred share | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Stock redeemed during period, shares						10,000,000
Preferred stock, redemption price per share (in CAD per share)						$ 25.00
Series 15 preferred share | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Stock redeemed during period, shares			8,000,000
Series 23 Class A Preferred Share
Disclosure of classes of share capital [line items]
Stock redeemed during period, shares		300,000,000
Series 23 Class A Preferred Share | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Stock redeemed during period, shares		12,000,000
Preferred stock, redemption price per share (in CAD per share)		$ 25.00
Series 21 Class A Preferred Share | Major ordinary share transactions | Forecast
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	1,028,130
Stock redeemed during period, shares	16,000,000
Series 22 Class A Preferred Share | Forecast
Disclosure of classes of share capital [line items]
Percentage of annual dividend rate	770.60%
Series 22 Class A Preferred Share | Major ordinary share transactions | Forecast
Disclosure of classes of share capital [line items]
Number of shares authorized to be repurchased	14,971,870
Number of shares issued (in shares)	1,028,130
Series 25 Class A Preferred Share | Forecast
Disclosure of classes of share capital [line items]
Percentage of annual dividend rate	6.481%